Financial instruments - additional disclosures - Activity in level 3 financial assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in fair value measurement, assets [abstract]
Balance as of January 1	$ 2,301
Balance as of December 31	2,949	$ 2,301
Measured at FVPL [member]
Reconciliation of changes in fair value measurement, assets [abstract]
Balance as of January 1	98
Amortization	(61)	(74)
Balance as of December 31	62	98
Measured at FVOCI [member]
Reconciliation of changes in fair value measurement, assets [abstract]
Balance as of January 1	19
Balance as of December 31	31	19
Financial investments [member] | Measured at FVPL [member]
Reconciliation of changes in fair value measurement, assets [abstract]
Balance as of January 1	67
Balance as of December 31	28	67
Financial investments [member] | Measured at FVOCI [member]
Reconciliation of changes in fair value measurement, assets [abstract]
Balance as of January 1	19
Balance as of December 31	31	19
Financial investments [member] | Level 3 [member] | Measured at FVPL [member]
Reconciliation of changes in fair value measurement, assets [abstract]
Balance as of January 1	98	78
Additions	34	92
Cash receipts and payments	(7)	(5)
Gains/(losses) recognized in consolidated statements of comprehensive (loss)/income	0	0
Unrealized gains/(losses) in consolidated income statements	(3)	7
Reclassification	0	0
Balance as of December 31	61	98
Financial investments [member] | Level 3 [member] | Measured at FVOCI [member]
Reconciliation of changes in fair value measurement, assets [abstract]
Balance as of January 1	19	26
Additions	17	11
Cash receipts and payments	0	0
Gains/(losses) recognized in consolidated statements of comprehensive (loss)/income	(7)	(23)
Unrealized gains/(losses) in consolidated income statements	0	0
Amortization	0	0
Reclassification	2	5
Balance as of December 31	$ 31	$ 19